COMMITMENTS AND CONTINGENCIES (Details) (USD $)	3 Months Ended
	Sep. 27, 2013	Sep. 26, 2014	Dec. 27, 2013
Loss Contingencies [Line Items]
Litigation settlement, expense	$ 20,500,000
Litigation related accrual		20,500,000	20,500,000
ABL Facility [Member] | Revolving Credit Facility [Member]
Loss Contingencies [Line Items]
Contingent liability for outstanding letters of credit		$ 10,200,000	$ 10,500,000